FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Convertible Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (516,665,506)		¥ 38,525,112
Change in fair value of derivative forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	22,115,803		(61,800,619)
Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(10,059,132)		(108,371,849)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(78,878,089)	$ (11,617,487)	(94,440,241)
Total [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(364,988,603)		(227,081,387)
Foreign exchange option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives			(330,706)
Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ 218,498,321		¥ (663,084)